Condensed consolidated statement of comprehensive income (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Revenue		$ 815,779	$ 554,155	$ 1,487,001	$ 1,102,065
Gross profit		372,907	231,158	655,402	449,909
Other operating income		18,755	8,090	36,407	17,079
Vessel operating expenses		(64,616)	(68,676)	(130,934)	(136,775)
Technical management expenses		(7,869)	(7,001)	(13,612)	(12,219)
Charter hire expenses		(8,858)	(8,154)	(17,669)	(16,776)
Other expenses		(22,989)	(21,243)	(43,643)	(41,951)
Earnings before interest, taxes, depreciation, and amortisation		287,330	134,174	485,951	259,267
Gain on disposal of assets		39,312	0	71,838	0
Depreciation charge of property, plant and equipment		(47,201)	(50,977)	(95,186)	(100,502)
Amortisation charge of intangible assets		0	(107)	(83)	(212)
Reversal of impairment loss on trade receivables		576	0	0	0
Operating profit		280,017	83,090	462,520	158,553
Interest income		3,493	3,424	5,834	6,084
Interest expense		(10,186)	(12,475)	(22,518)	(26,836)
Capitalised financing fees written off		(977)	(6)	(977)	(792)
Other finance expenses		(4,100)	1,005	(6,062)	(398)
Finance expense - net		(11,770)	(8,052)	(23,723)	(21,942)
Share of profit of equity-accounted investees, net of tax		10,969	2,957	20,937	5,993
Profit before income tax		279,216	77,995	459,734	142,604
Income tax expense		(1,413)	(2,660)	(2,201)	(4,079)
Profit for the financial period		277,803	75,335	457,533	138,525
Items that may be subsequently reclassified to profit or loss:
Foreign operations - foreign currency translation differences		(1)	164	(19)	247
Fair value gains/(losses) on cash flow hedges		1,581	(731)	3,447	(3,770)
Reclassification to profit or loss		(1,322)	(3,054)	(2,874)	(5,734)
Other comprehensive income that will be reclassified to profit or loss, net of tax		258	(3,621)	554	(9,257)
Items that will not be subsequently reclassified to profit or loss:
Equity investments at FVOCI - net change in fair value		(26,631)	0	84,667	0
Total other comprehensive (loss)/income		(26,373)	(3,621)	85,221	(9,257)
Total comprehensive income for the period, net of tax		$ 251,430	$ 71,714	$ 542,754	$ 129,268
Earnings per share attributable to the equity holders of the Company
Basic no. of shares (in shares)		499,177,614	498,369,364	499,177,614	498,369,364
Basic earnings in USD per share (in dollars per share)	[1]	$ 0.56	$ 0.15	$ 0.92	$ 0.28
Diluted no. of shares (in shares)		506,029,778	503,985,265	506,029,778	503,985,265
Diluted earnings in USD per share (in dollars per share)	[1]	$ 0.55	$ 0.15	$ 0.9	$ 0.27
Hafnia Vessels and TC Vessels [Member]
Profit (loss) [abstract]
Revenue		$ 505,660	$ 346,564	$ 918,583	$ 686,907
Voyage expenses		(132,753)	(115,406)	(263,181)	(236,998)
External Vessels in Disponent-Owner Pools [Member]
Profit (loss) [abstract]
Revenue		310,119	207,591	568,418	415,158
Voyage expenses		(82,933)	(82,949)	(162,749)	(169,172)
Pool distributions		$ (227,186)	$ (124,642)	$ (405,669)	$ (245,986)

[1]	Based on weighted average number of shares as at 30 June 2026.